Condensed Consolidated Balance Sheets Components (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidated Balance Sheets Components
7. Condensed Consolidated Balance Sheets Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses	$114,367	$67,393
Strategic agreement contra-revenue asset	41,136	—
Other current assets	143,726	33,853
Total prepaid expenses and other current assets	$299,229	$101,246

Other Non-current Assets
Other non-current assets consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Strategic agreement contra-revenue asset	$308,864	$—
Prepaid expenses	207,771	145,424
Strategic investments	117,220	102,220
Equity method investment	56,947	—

	June 30, 2025	December 31, 2024
Notes receivable	$ 56,862	$107,597
Escrow funds	—	336,055
Other non-current assets	176,613	29,616
Other non-current assets	$924,277	$720,912

Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued purchases	$905,707	$105,733
Accrued interest	219,114	157,310
Other accrued liabilities	286,416	92,778
Total accrued liabilities	$1,411,237	$355,821

7. Consolidated Balance Sheets Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31, 2023	December 31, 2024
Prepaid expenses	$54,338	$67,393
Tax receivables	17,647	9,145
Available-for-sale marketable securities	2,368	—
Other current assets	2,173	24,708
Total prepaid expenses and other current assets	$76,526	$101,246

Other Non-current Assets
Other non-current assets consisted of the following (in thousands):

	December 31, 2023	December 31, 2024
Escrow funds	$—	$336,055
Prepaid expenses	51,193	145,424
Notes receivable	—	107,597
Strategic investments	42,087	102,220
Other non-current assets	17,478	29,616
Total other non-current assets	$110,758	$720,912